Commitments and Contingencies - Schedule of Commitments, Guarantees and Contingent Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 112,614	€ 128,083
Unsecured Guarantees
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 112,614	128,083
Secured Guarantees
Disclosure Of Contingent Liabilities [Line Items]
Guarantees		€ 4,696